Segmented Information - Operating Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Net revenue	$ 245,252	$ 268,703
Gross profit (loss)	(21,558)	(19,935)
Net loss before taxes and discontinued operations	(699,798)	(3,339,734)
Corporate
Disclosure of operating segments [line items]
Net revenue	0	0
Gross profit (loss)	0	0
Net loss before taxes and discontinued operations	(213,136)	(234,121)
Cannabis | Operating Segments
Disclosure of operating segments [line items]
Net revenue	245,252	267,614
Gross profit (loss)	(21,558)	(19,997)
Net loss before taxes and discontinued operations	(486,717)	(3,109,601)
Horizontally Integrated Businesses | Operating Segments
Disclosure of operating segments [line items]
Net revenue	0	1,089
Gross profit (loss)	0	62
Net loss before taxes and discontinued operations	$ 55	$ 3,988